United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: 11/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2013, was -1.17% for Class A Shares, -1.72% for Class B Shares, -1.70% for Class C Shares, -1.39% for Class R Shares, -0.72% for Institutional Shares and -1.01% for Service Shares. The total return of the Barclays U.S. Aggregate Bond Index (BAB),1 the Fund's broad-based securities market index, was -1.61% for the same period. The total return of Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was -1.41%. The Fund's and LCBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BAB.
During the 12-month reporting period, the Fund's investment strategy focused on: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) the effect of changing interest rates (referred to as “duration”).3,4 These were the most significant factors affecting the Fund's performance relative to the BAB.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the BAB and LCBFA.
Market Overview
During the 12-month reporting period, economic growth continued along the moderate trajectory it had maintained since the end of the 2008-2009 recession. Despite real Gross Domestic Product growth of only 2% and core inflation falling to 1%, interest rates rose during the period, with the 10-year Treasury note increasing from 1.62% to 2.75%. Despite the tepid growth and benign inflation, rates rose because the market began to anticipate a reduction in the Federal Reserve's (the Fed) purchases of long-term government bonds. While the Fed has stated that they are unlikely to tighten any time soon (raise the overnight federal funds rate), market expectations of a reduction in the Fed's $85 billion of bond purchases every month pushed longer-term interest rates higher and bond prices lower. Interest rates and bond prices tend to move in opposite directions. The increase in interest rates was the main reason the BAB had negative returns during the reporting period.
While most longer-term bond prices declined during the 12-month reporting period, they did not decline the same amount. The highest quality government bonds with the longest maturities (and hence greatest interest rate risk) declined the most, while corporate bonds of equivalent maturity performed less poorly. The lowest quality corporate bonds performed best of all, and high-yield corporates actually had a positive return. The reason corporate bonds outperformed government bonds was not only a function of continued profit growth, but also strong balance sheets and low default rates. Moderate
Annual Shareholder Report

economic growth that does not risk recession and isn't quite strong enough to pull forward Fed tightening represents the “sweet spot” for corporate bonds, and indeed, credit spreads tightened significantly during the 12-month reporting period.
SECTOR
During the 12-month reporting period, sector allocation was the primary reason the Fund's Institutional Shares outperformed the BAB. The Fund was overweight in most credit sectors, including high-yield bonds,5 investment-grade6 corporates, bank and trade finance loans7 and commercial mortgage-backed securities.8 The Fund was underweight in government bonds such as Treasuries, agencies and agency mortgage-backed securities. As noted above, the credit sectors significantly outperformed the government sectors during the reporting period.
DURATION
During the 12-month reporting period, duration was also a positive contributor to Fund performance relative to the BAB. Federated's Duration Pod (a team responsible for forecasting the direction of interest rates for all Federated fixed-income portfolios) forecast that rates would rise beginning in the second quarter of 2013, so the Fund was positioned with less interest rate risk than the BAB by selling Treasury note futures contracts. Interest rates rose as predicted, and the Fund experienced less price depreciation than the BAB during the reporting period.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAB.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
5	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
6	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
8	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund from November 30, 2003 to November 30, 2013, compared to the Barclays U.S. Aggregate Bond Index (BAB)2 and the Lipper Core Bond Funds Average (LCBFA).3
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-5.64%	5.60%	4.19%
Class B Shares	-6.92%	5.67%	4.23%
Class C Shares	-2.65%	6.02%	4.15%
Class R Shares	-1.39%	6.37%	4.47%
Institutional Shares	-0.72%	7.15%	5.24%
Service Shares	-1.01%	6.83%	4.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 INVESTMENT–CLASS A SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
Growth of a $10,000 INVESTMENT–CLASS B SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–class c shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 INVESTMENT–CLASS R SHARES
Growth of $10,000 as of November 30, 2013
Annual Shareholder Report

Growth of a $10,000 investment–institutional shares
Growth of $10,000 as of November 30, 2013
Growth of a $10,000 Investment–SERVICE SHARES
Growth of $10,000 as of November 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.
2	The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	57.2%
Mortgage-Backed Securities[3]	16.3%
U.S. Treasury and Agency Securities	11.1%
Collateralized Mortgage Obligations	4.3%
Trade Finance Agreements	4.0%
Commercial Mortgage-Backed Securities	3.9%
Municipal Securities	0.6%
Floating Rate Loans	0.5%
Asset-Backed Securities	0.3%
Adjustable Rate Securities[4]	0.0%
Derivative Contracts[5]	(0.1)%
Securities Lending Collateral[6]	0.1%
Other Security Types[4,7]	0.0%
Cash Equivalents[8]	3.9%
Other Assets and Liabilities–Net[9]	(2.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stocks, warrants, preferred stocks and exchange-traded funds.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2013
Principal Amount or Shares			Value
		CORPORATE BONDS—44.5%
		Basic Industry - Chemicals—0.6%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,655,195
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	548,246
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,394,443
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,294,594
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,080,313
300,000		Praxair, Inc., 3.25%, 9/15/2015	314,728
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,963,582
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,016,081
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,941,875
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,452,770
861,000		Rohm & Haas Co., 6.00%, 9/15/2017	989,593
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	2,976,705
		TOTAL	35,628,125
		Basic Industry - Metals & Mining—2.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	689,623
500,000		Alcoa, Inc., 5.87%, 2/23/2022	512,010
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,527,824
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,727,467
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	956,412
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,937,713
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,607,595
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,215,069
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	3,720,870
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,240,825
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,379,000
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,691,500
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,489,750
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,311,825
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,645,213
1,950,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.50%, 5/1/2018	1,967,279
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$4,115,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	$4,834,537
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,523,398
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	3,860,956
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,487,934
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,105,423
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,806,000
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,688,709
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,828,861
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	2,791,252
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,997,288
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,621,001
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,880,092
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	7,450,647
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,272,070
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,094,851
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,043,571
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,779,972
		TOTAL	145,686,537
		Basic Industry - Paper—0.5%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	8,902,534
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,248,832
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,255,443
190,000		Westvaco Corp., 7.65%, 3/15/2027	201,874
1,350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,425,739
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,575,503
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	4,920,436
		TOTAL	25,530,361
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	640,217
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,418,985
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,500,000
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,000,000
		TOTAL	9,559,202
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	477,563
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	$2,664,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,814,300
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,097,174
		TOTAL	27,053,037
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,722,329
500,000		Caterpillar Financial Services Corp., Series MTN, 6.125%, 2/17/2014	506,160
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,008,180
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	73,812
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	478,403
		TOTAL	12,788,884
		Capital Goods - Diversified Manufacturing—0.8%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,034,167
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,091,734
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,293,588
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	458,820
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,857,529
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,365,612
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,744,625
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,151,176
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,467,922
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,070,446
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	9,821,721
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,624,350
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,618,335
		TOTAL	43,600,025
		Capital Goods - Environmental—0.1%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,164,810
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,097,048
		TOTAL	8,261,858
		Capital Goods - Packaging—0.2%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,416,319
1,810,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,932,970
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Packaging—continued
$3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	$3,698,365
		TOTAL	11,047,654
		Communications - Media & Cable—0.3%
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,935,140
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,834,128
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	5,900,735
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	2,884,565
		TOTAL	16,554,568
		Communications - Media Noncable—1.1%
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,336,341
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	9,438,770
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,120,093
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	272,382
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,015,075
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	709,145
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	14,620,860
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,287,058
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,370,620
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	8,920,905
		TOTAL	59,091,249
		Communications - Telecom Wireless—0.7%
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,678,588
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,647,369
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,345,002
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,578,005
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,915,291
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,491,917
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,062,752
500,000		Vodafone Group PLC, 4.625%, 7/15/2018	557,627
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,935,397
		TOTAL	38,211,948
		Communications - Telecom Wirelines—1.5%
500,000		AT&T, Inc., 5.60%, 5/15/2018	573,989
800,000		BellSouth Corp., 5.20%, 9/15/2014	829,062
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,397,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	$14,637,975
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,385,335
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,675,116
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,117,500
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,567,652
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,597,281
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	4,961,615
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	14,855,833
9,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	11,279,946
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,741,022
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	10,273,248
		TOTAL	85,893,449
		Consumer Cyclical - Automotive—2.2%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,168,254
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,201,676
15,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	14,945,580
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,766,565
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,467,693
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,529,436
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,421,129
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,718,930
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,072,170
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,341,703
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,080,709
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,049,290
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,082,835
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,359,584
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,340,825
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,956,433
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,841,134
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	$5,982,141
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	14,269,075
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,484,003
		TOTAL	124,079,165
		Consumer Cyclical - Entertainment—0.9%
3,975,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	4,002,420
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,265,856
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,274,659
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,678,619
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,154,610
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,960,426
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,078,609
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,176,591
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,705,029
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,598,269
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,767,442
		TOTAL	48,662,530
		Consumer Cyclical - Lodging—0.4%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,367,625
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,673,771
11,392,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	11,219,127
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,388,606
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,761
		TOTAL	22,656,890
		Consumer Cyclical - Retailers—0.1%
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	551,886
533,877	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	589,996
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,689,202
		TOTAL	3,831,084
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,475,033
250,000		Stanford University, 3.625%, 5/1/2014	253,461
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,546,266
2,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	2,041,658
		TOTAL	7,316,418
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—1.2%
$250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	$282,257
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	369,888
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	4,976,760
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,015,455
4,480,000		ConAgra Foods, Inc., Series *, 6.625%, 8/15/2039	5,174,978
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,476,241
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,038,815
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,162,281
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,309,725
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	574,444
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	5,928,402
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,471,685
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	191,535
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	254,405
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,612,945
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	251,678
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,555,748
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	7,950,813
		TOTAL	66,598,055
		Consumer Non-Cyclical - Health Care—0.1%
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,460,653
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,935,994
4,200,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,146,261
		TOTAL	8,542,908
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,403,248
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,920,085
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,995,311
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,508,030
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,329,766
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	575,660
6,758,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,176,922
5,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	6,892,737
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	790,234
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$3,000,000	Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	$3,320,886
	TOTAL	41,912,879
	Consumer Non-Cyclical - Products—0.2%
830,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	873,501
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,004,407
250,000	Kimberly-Clark Corp., 6.875%, 2/15/2014	253,136
2,840,000	Koninklijke Philips NV, 5.75%, 3/11/2018	3,299,276
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	474,046
	TOTAL	8,904,366
	Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,031,628
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,501,198
	TOTAL	7,532,826
	Consumer Non-Cyclical - Tobacco—0.3%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,588,513
8,700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	8,583,141
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,415,680
2,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	2,636,023
	TOTAL	16,223,357
	Energy - Independent—0.7%
1,875,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,865,257
1,440,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,499,584
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,736,073
1,730,000	Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,877,050
1,400,000	Petroleos Mexicanos, 6.50%, 6/2/2041	1,422,154
14,260,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,400,800
14,700,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,471,750
610,000	XTO Energy, Inc., 6.75%, 8/1/2037	809,528
	TOTAL	40,082,196
	Energy - Integrated—1.9%
5,080,000	BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,534,746
3,470,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,633,472
8,000,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,115,520
4,615,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,066,402
100,000	BP PLC, Deb., 8.75%, 3/1/2032	135,828
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	$4,381,053
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,317,598
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,257,736
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,321,274
13,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	13,945,409
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,055,724
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,052,660
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,099,798
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	18,644,718
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	7,863,337
4,835,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	4,914,647
3,830,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	3,945,724
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	1,001,984
		TOTAL	104,287,630
		Energy - Oil Field Services—0.6%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,750,064
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,182,933
1,750,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,767,134
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,218,540
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,743,906
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	267,750
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,185,158
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,035,746
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,897,633
		TOTAL	31,048,864
		Energy - Refining—0.2%
500,000		Sunoco, Inc., 5.75%, 1/15/2017	551,263
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,815,851
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,112,798
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	912,317
		TOTAL	9,392,229
		Financial Institution - Banking—8.5%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	580,719
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,256,514
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	$7,985,615
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	7,173,990
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,480,215
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,292,380
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,242,825
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,533,477
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,517,010
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	12,793,167
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	558,616
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,789,536
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	560,203
2,500,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	2,656,250
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,960,901
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,622,232
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,804,284
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,977,868
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,102,644
9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	10,152,336
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,267,363
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,141,848
2,595,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	2,739,897
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	11,616,797
975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,223,622
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	515,833
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,065,474
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	335,730
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,477,528
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,051,634
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,345,413
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	554,705
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	556,866
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	7,861,391
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,635,500
8,035,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,397,957
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	776,986
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	$314,366
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	550,791
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,090,256
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,465,548
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	12,961,513
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,797,797
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	553,527
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,219,219
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,204,942
16,000,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 2.625%, 9/24/2018	16,502,352
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,071,667
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,734,909
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,432,335
25,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	27,151,507
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,724,508
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,657,072
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,361,732
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,288,787
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	581,596
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,115,534
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	669,230
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,245,624
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	18,233,772
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,239,867
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,695,115
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	563,319
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,528,561
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,982,592
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,409,939
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	6,083,198
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	506,503
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,012,720
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	14,026,351
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,155,790
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,316,102
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,522,556
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	$2,437,572
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.904%, 3/29/2049	440,000
13,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,264,393
669,308	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	439,400
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	9,193,611
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	815,755
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,529,681
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	547,778
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,269,781
9,125,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,373,802
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,185,616
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,411,182
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	575,276
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	8,187,024
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,420,489
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,434,241
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,100,310
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,556,598
		TOTAL	469,759,032
		Financial Institution - Brokerage—1.7%
5,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	6,052,312
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,836,302
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,333,375
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,099,727
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	638,333
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,318,457
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,331,934
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,810,533
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,338,793
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,082,696
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,434,622
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,540,000
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	11,074,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$2,550,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	$2,846,267
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	442,200
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	9,705,406
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,653,273
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,487,037
		TOTAL	96,025,267
		Financial Institution - Finance Noncaptive—2.1%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,810,781
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,638,991
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	9,970,570
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	3,953,268
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,580,139
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,576,190
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,309,827
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	3,825,480
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,769,370
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,505,086
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	621,182
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,011,016
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	374,334
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	717,896
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,321,691
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,648,267
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	579,047
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,062,838
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	737,374
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,240,152
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	216,628
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,116,649
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,710,500
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,091,209
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,315,490
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.35%, 12/21/2065	$895,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,115,200
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,340,056
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	876,192
		TOTAL	114,930,423
		Financial Institution - Insurance - Health—0.2%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,616,652
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,114,833
		TOTAL	8,731,485
		Financial Institution - Insurance - Life—2.9%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	812,023
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,428,482
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	9,766,150
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,677,059
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,087,225
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,631,047
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,452,752
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	9,948,150
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,067,877
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	559,110
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,901,987
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,037,440
8,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.85%, 6/24/2021	8,694,104
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,769,881
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	23,847,855
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,571,517
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,691,961
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,272,500
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,612,694
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	329,370
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	$606,516
2,310,000	[1,2]	Metropolitan Life Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,367,313
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	13,144,921
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,378,672
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,645,321
5,233,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	4,966,222
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,126,148
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	530,759
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,276,712
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	535,198
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,629,912
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	286,914
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,388,063
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	370,832
		TOTAL	162,412,687
		Financial Institution - Insurance - P&C—1.4%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	9,925,081
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	557,670
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,007,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,632,047
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,360,367
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,195,511
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,754,786
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,658,887
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,187,684
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	895,561
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,853,930
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,584,822
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	4,911,025
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,771,679
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$75,000		Loews Corp., 5.25%, 3/15/2016	$82,414
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,390,652
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,625,610
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,378,550
		TOTAL	75,773,776
		Financial Institution - REITs—1.3%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,345,598
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	2,845,770
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,046,221
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,542,005
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,310,987
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	3,962,888
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,111,903
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	985,298
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	322,028
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,627,535
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,098,460
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	3,845,070
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,650,591
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,737,617
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	4,912,110
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,005,688
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,367,280
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,540,223
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,812,804
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,187,503
		TOTAL	70,257,579
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	777,407
1,540,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,532,177
		TOTAL	2,309,584
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—0.2%
$3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	$4,790,300
2,160,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,263,590
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,890,806
3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,924,574
	TOTAL	13,869,270
	Technology—1.8%
3,650,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,757,273
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,836,192
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,588,058
2,625,000	Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	2,558,427
1,630,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,479,696
2,110,000	BMC Software, Inc., 7.25%, 6/1/2018	2,218,137
250,000	Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	256,307
6,010,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	6,658,491
250,000	Corning, Inc., 4.25%, 8/15/2020	269,118
3,460,000	Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,396,021
5,750,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,284,779
14,820,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,326,477
8,440,000	Hewlett-Packard Co., 6.125%, 3/1/2014	8,550,083
3,320,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,386,852
1,830,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,917,178
3,590,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,661,143
400,000	IBM Corp., 1.875%, 5/15/2019	395,648
3,150,000	IBM Corp., Deb., 8.375%, 11/1/2019	4,199,933
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,832,331
6,060,000	KLA-Tencor Corp., 6.90%, 5/1/2018	7,133,753
5,000,000	Oracle Corp., 5.00%, 7/8/2019	5,716,840
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	584,874
2,100,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,034,096
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,723,787
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,076,818
	TOTAL	99,842,312
	Transportation - Airlines—0.5%
268,173	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	290,967
23,655,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	26,004,604
	TOTAL	26,295,571
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.6%
$1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	$1,798,146
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,906,843
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,760,877
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,177,458
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,152,116
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,236,474
5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,515,097
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	7,673,120
		TOTAL	35,220,131
		Transportation - Services—0.4%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,361,286
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,981,851
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,870,726
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,445,713
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,213,251
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,664,121
		TOTAL	22,536,948
		Utility - Electric—2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,799,912
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,989,348
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,228,421
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	857,364
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,440,712
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,471,798
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	460,794
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,821,516
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,453,493
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	478,483
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,201,042
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,011,788
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	$2,909,713
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	288,827
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	584,674
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	158,609
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,683,956
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,548,433
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,909,148
750,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	803,632
1,007,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,074,103
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,800,062
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,861,397
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,460,495
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,212,609
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,635,456
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	983,751
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	318,565
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,416,896
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	984,162
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,367,876
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,377,559
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	487,748
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	575,340
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	604,231
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,658,124
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,430,994
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,741,512
		TOTAL	111,092,543
		Utility - Natural Gas Distributor—0.7%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	15,419,871
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,676,727
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,211,341
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,641,776
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,970,867
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—continued
$1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	$1,296,284
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,026,642
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,041,940
		TOTAL	36,285,448
		Utility - Natural Gas Pipelines—1.1%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	695,589
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,217,216
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	15,438,030
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,124,130
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,002,401
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,555,016
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	442,562
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,698,753
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,430,837
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,988,825
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,502,203
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,289,223
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,369,152
		TOTAL	63,753,937
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,339,093,937)	2,469,074,287
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
14,881		FNMA ARM 681769, 2.144%, 1/01/2033	15,602
		Government National Mortgage Association—0.0%
975		GNMA2 ARM 8717, 1.625%, 10/20/2025	1,000
2,348		GNMA2 ARM 80201, 2.000%, 30 Year, 5/20/2028	2,459
		TOTAL	3,459
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $18,783)	19,061
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
$2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	$1,989,080
		Financial Institution - Finance Noncaptive—0.0%
177,541		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	140,245
		Student Loan—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.268%, 6/17/2030	5,940,147
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,177,691)	8,069,472
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Agency Commercial Mortgage-Backed Securities—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.742%, 11/25/2045	7,539,411
		Commercial Mortgage—3.3%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.004%, 2/10/2051	8,573,660
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,396,644
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,616,100
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	11,598,395
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	3,941,032
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.103%, 6/10/2046	7,042,730
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,241,598
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,271,524
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	7,706,631
7,700,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.894%, 2/12/2049	8,357,390
8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,648,838
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	13,549,297
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.452%, 2/12/2051	7,704,308
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.298%, 12/12/2049	19,188,192
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	6,850,476
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,065,366
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	14,806,030
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	$8,344,944
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	19,706,698
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,735,546
		TOTAL	181,345,399
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $185,345,897)	188,884,810
		GOVERNMENT AGENCIES—1.4%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,462
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,739
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,159,258
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,372,010
200,000		Federal Home Loan Bank System, 2.05%, 2/18/2021	200,562
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,585,180
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,611,099
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	506,082
65,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	66,660,510
250,000		Federal National Mortgage Association, 0.45%, 12/24/2015	249,766
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $76,240,076)	78,693,668
		U.S. TREASURY—8.2%
		U.S. Treasury Bonds—2.1%
130,000,000		United States Treasury Bond, 2.750%, 8/15/2042	105,538,745
3,400,000		United States Treasury Bond, 2.875%, 5/15/2043	2,821,109
2,900,000	[4]	United States Treasury Bond, 3.000%, 5/15/2042	2,491,009
2,500,000		United States Treasury Bond, 3.500%, 2/15/2039	2,411,310
1,200,000		United States Treasury Bond, 4.250%, 5/15/2039	1,310,281
		TOTAL	114,572,454
		U.S. Treasury Notes—6.1%
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2022	196,939
300,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2026	194,086
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2041	81,217
100,000,000		United States Treasury Note, 0.625%, 9/30/2017	98,874,020
1,500,000	[4]	United States Treasury Note, 1.250%, 10/31/2019	1,459,688
2,000,000		United States Treasury Note, 1.500%, 3/31/2019	1,999,961
Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury Notes—continued
$29,500,000		United States Treasury Note, 1.625%, 8/15/2022	$27,398,125
2,000,000		United States Treasury Note, 1.750%, 5/15/2023	1,842,266
75,000,000		United States Treasury Note, 1.875%, 9/30/2017	77,670,412
500,000		United States Treasury Note, 2.000%, 2/15/2022	484,990
35,000,000		United States Treasury Note, 2.500%, 8/15/2023	34,347,169
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,115,635
90,163,750	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	92,494,826
		TOTAL	338,159,334
		TOTAL U.S. TREASURY (IDENTIFIED COST $468,767,580)	452,731,788
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
26,621		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	28,853
28,029		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	30,730
69,570		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	73,801
19,313		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	20,437
43,078		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	47,201
3,814		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	3,964
		TOTAL	204,986
		Federal National Mortgage Association—0.0%
17,571		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	20,813
53,170		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	59,280
10,167		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	10,326
113,984		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	124,473
133,062		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	140,553
84,546		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	92,539
		TOTAL	447,984
		Government National Mortgage Association—0.1%
10,064		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	11,789
6,553		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	7,561
6,260		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,382
14,117		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	16,292
16,450		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	18,030
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$17,560	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	$20,274
431	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	499
6,288	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	7,435
1,436	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,630
17,243	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	19,963
10,998	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	12,705
11,676	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	13,493
97,396	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	107,190
71,040	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	78,187
21,638	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	23,817
107,224	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	118,029
123,610	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	136,074
153,937	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	168,124
66,525	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	72,793
59,160	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	65,284
162,952	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	178,101
12,506	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	14,808
763	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	893
515	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	613
2,652	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,163
129	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	156
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$133,472	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	$153,970
3,267	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	3,849
2,585	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,972
22,477	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	26,952
75,034	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	88,906
637	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	734
135,858	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	146,712
95,387	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	105,906
1,483,616	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,634,933
72,763	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	79,684
41,397	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	48,480
62,136	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	68,124
	TOTAL	3,465,507
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,724,020)	4,118,477
	MUNICIPAL BONDS—0.6%
	Municipal Services—0.6%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	10,799,990
9,470,000	Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042	7,577,610
7,100,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,114,839
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	8,880,600
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $36,622,077)	34,373,039
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
		Commercial Mortgage—0.0%
$500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.570%, 8/15/2039	$534,047
		Federal Home Loan Mortgage Corporation—0.1%
2,000,000		Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,190,392
806,377		Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	859,666
400,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	441,573
2,000,000		Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,201,642
		TOTAL	5,693,273
		Federal National Mortgage Association—0.1%
409,603		Federal National Mortgage Association REMIC 112 AN, 4.00%, 11/25/2018	430,817
6,127		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	6,697
3,036		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	3,449
2,000,000		Federal National Mortgage Association REMIC 96 QD, 5.50%, 12/25/2034	2,241,704
		TOTAL	2,682,667
		Government National Mortgage Association—0.1%
3,800,000		Government National Mortgage Association REMIC 11 QG, 5.00%, 2/16/2034	4,182,956
246,599		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	256,242
55,263		Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	56,566
1,438,410		Government National Mortgage Association REMIC 27 PC, 5.50%, 3/20/2034	1,560,259
		TOTAL	6,056,023
		Non-Agency Mortgage—0.0%
1,229	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.711%, 1/28/2027	1,125
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,040,927)	14,967,135
		PREFERRED STOCK—0.0%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $7,913)	25,115
Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—40.9%[6]
$4,698,095		Emerging Markets Fixed Income Core Fund	$155,959,823
2,982,985		Federated Bank Loan Core Fund	30,575,592
122,601,920		Federated Mortgage Core Portfolio	1,202,724,838
15,533,863	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	15,533,863
25,383,430		Federated Project and Trade Finance Core Fund	247,234,610
91,856,532		High Yield Bond Portfolio	613,601,633
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,165,100,213)	2,265,630,359
		Repurchase Agreement—0.1%
3,274,000		Interest in $3,015,000,000 joint repurchase agreement 0.09%, dated 11/29/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,022,613 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,323,065 (purchased with proceeds from securities lending collateral). (AT COST)	3,274,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $5,299,413,114)[8]	5,519,861,211
		OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	21,945,823
		TOTAL NET ASSETS—100%	$5,541,807,034
At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10U.S. Treasury Note (CBT) 2-Year Long Futures	14,200	$3,128,215,639	March 2014	$604,352
10U.S. Treasury Note (CBT) 10-Year Short Futures	650	$81,493,750	March 2014	$(208,494)
10U.S. Treasury Long Bond (CBT) Short Futures	1,900	$248,425,000	March 2014	$(1,753,462)
10U.S. Treasury Note (CBT) 5-Year Short Futures	8,550	$1,033,882,074	March 2014	$(1,276,763)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,634,367)
Annual Shareholder Report

At November 30, 2013, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/24/2013	18,705,600 Euro	25,304,449	$106,855
12/24/2013	29,790,400 Euro	39,841,383	$628,472
12/24/2013	2,009,120 Euro	2,678,416	$50,946
12/24/2013	4,226,080 Euro	5,647,869	$93,204
Contracts Sold:
12/24/2013	3,464,000 Euro	4,654,057	$(51,740)
12/24/2013	51,267,200 Euro	68,523,227	$(1,122,570)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(294,833)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $494,664,120, which represented 8.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2013, these liquid restricted securities amounted to $481,397,139, which represented 8.7% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $5,318,877,009.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,468,634,887	$439,400	$2,469,074,287
Adjustable Rate Mortgages	—	19,061	—	19,061
Asset-Backed Securities	—	8,069,472	—	8,069,472
Commercial Mortgage-Backed Securities	—	188,884,810	—	188,884,810
Government Agencies	—	78,693,668	—	78,693,668
U.S. Treasury	—	452,731,788	—	452,731,788
Mortgage-Backed Securities	—	4,118,477	—	4,118,477
Municipal Bonds	—	34,373,039	—	34,373,039
Collateralized Mortgage Obligations	—	14,967,135[1]	—	14,967,135
Equity Securities:
Preferred Stocks
Domestic	—	25,115	—	25,115
Investment Companies[2]	2,018,395,749	247,234,610	—	2,265,630,359
Repurchase Agreement	—	3,274,000	—	3,274,000
TOTAL SECURITIES	$2,018,395,749	$3,501,026,062	$439,400	$5,519,861,211
OTHER FINANCIAL INSTRUMENTS[3]	$(2,634,367)	$(294,833)	—	$(2,929,200)
1	Includes $1,493 of a collateralized mortgage obligations security transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.33	0.35	0.42	0.42	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.45	(0.02)	0.31	1.16
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.80	0.40	0.73	1.66
Less Distributions:
Distributions from net investment income	(0.32)	(0.36)	(0.41)	(0.43)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.45)	(0.42)	(0.43)	(0.49)
Net Asset Value, End of Period	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	(1.17)%	7.20%	3.61%	6.78%	17.28%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.89%
Net investment income	2.90%	3.18%	3.74%	3.86%	4.53%
Expense waiver/reimbursement[2]	0.11%	0.10%	0.11%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,061	$980,092	$2,434,751	$1,939,566	$991,255
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.27	0.29	0.35	0.36	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.44	(0.01)	0.31	1.16
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.73	0.34	0.67	1.60
Less Distributions:
Distributions from net investment income	(0.26)	(0.29)	(0.35)	(0.37)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.38)	(0.36)	(0.37)	(0.43)
Net Asset Value, End of Period	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	(1.72)%	6.62%	3.04%	6.20%	16.64%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.45%	1.45%	1.43%
Net investment income	2.37%	2.62%	3.20%	3.32%	4.05%
Expense waiver/reimbursement[2]	0.10%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,994	$40,460	$37,286	$44,734	$39,972
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.27	0.29	0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.45	(0.02)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.74	0.34	0.67	1.61
Less Distributions:
Distributions from net investment income	(0.26)	(0.30)	(0.35)	(0.37)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.39)	(0.36)	(0.37)	(0.44)
Net Asset Value, End of Period	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	(1.70)%	6.64%	3.07%	6.23%	16.68%
Ratios to Average Net Assets:
Net expenses	1.44%	1.43%	1.42%	1.42%	1.41%
Net investment income	2.37%	2.65%	3.22%	3.35%	4.03%
Expense waiver/reimbursement[2]	0.06%	0.06%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,215	$187,105	$177,758	$183,391	$129,779
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.32	0.33	0.40	0.41	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.48)	0.45	(0.02)	0.30	1.17
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.78	0.38	0.71	1.64
Less Distributions:
Distributions from net investment income	(0.31)	(0.33)	(0.39)	(0.41)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.47)	(0.42)	(0.40)	(0.41)	(0.47)
Net Asset Value, End of Period	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	(1.39)%	7.07%	3.40%	6.56%	17.02%
Ratios to Average Net Assets:
Net expenses	1.05%	1.10%	1.10%	1.10%	1.10%
Net investment income	2.78%	2.97%	3.53%	3.67%	4.36%
Expense waiver/reimbursement[2]	0.06%	0.06%	0.06%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,495	$100,631	$102,996	$169,762	$186,638
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.39	0.41	0.48	0.48	0.55
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.46	(0.02)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.87	0.46	0.79	1.72
Less Distributions:
Distributions from net investment income	(0.39)	(0.42)	(0.47)	(0.49)	(0.55)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.55)	(0.51)	(0.48)	(0.49)	(0.55)
Net Asset Value, End of Period	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	(0.72)%	7.88%	4.18%	7.36%	17.90%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.46%	3.72%	4.28%	4.41%	5.11%
Expense waiver/reimbursement[2]	0.11%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,866,053	$5,063,837	$3,935,920	$3,057,603	$2,255,608
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.35	0.38	0.44	0.45	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.45	(0.01)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.83	0.43	0.76	1.69
Less Distributions:
Distributions from net investment income	(0.35)	(0.38)	(0.44)	(0.46)	(0.52)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.51)	(0.47)	(0.45)	(0.46)	(0.52)
Net Asset Value, End of Period	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	(1.01)%	7.55%	3.87%	7.04%	17.55%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.16%	3.42%	4.00%	4.11%	4.82%
Expense waiver/reimbursement[2]	0.30%	0.30%	0.29%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$817,990	$1,194,673	$1,623,169	$2,177,901	$1,661,129
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investment in securities, at value including $3,177,625 of securities loaned and $2,265,630,359 of investment in affiliated holdings (Note 5) (identified cost $5,299,413,114)		$5,519,861,211
Cash denominated in foreign currencies (identified cost $58,113)		57,068
Income receivable		33,451,954
Income receivable from affiliated holdings		6,894,183
Receivable for shares sold		3,399,908
Unrealized appreciation on foreign exchange contracts		879,477
Receivable for daily variation margin		538,633
TOTAL ASSETS		5,565,082,434
Liabilities:
Payable for shares redeemed	$13,279,673
Unrealized depreciation on foreign exchange contracts	1,174,310
Payable for collateral due to broker for securities lending	3,274,000
Income distribution payable	4,060,341
Payable for Directors'/Trustees' fees (Note 5)	6,550
Payable for distribution services fee (Note 5)	306,327
Payable for shareholder services fee (Note 5)	325,235
Accrued expenses (Note 5)	848,964
TOTAL LIABILITIES		23,275,400
Net assets for 503,215,124 shares outstanding		$5,541,807,034
Net Assets Consist of:
Paid-in capital		$5,314,033,652
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		217,517,852
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		4,583,431
Undistributed net investment income		5,672,099
TOTAL NET ASSETS		$5,541,807,034
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($627,060,661 ÷ 56,948,183 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share (100/95.50 of $11.01)	$11.53
Redemption proceeds per share	$11.01
Class B Shares:
Net asset value per share ($29,993,692 ÷ 2,723,714 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share	$11.01
Redemption proceeds per share (94.50/100 of $11.01)	$10.40
Class C Shares:
Net asset value per share ($128,214,787 ÷ 11,643,238 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share	$11.01
Redemption proceeds per share (99.00/100 of $11.01)	$10.90
Class R Shares:
Net asset value per share ($72,494,681 ÷ 6,582,819 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share	$11.01
Redemption proceeds per share	$11.01
Institutional Shares:
Net asset value per share ($3,866,053,306 ÷ 351,041,431 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share	$11.01
Redemption proceeds per share	$11.01
Service Shares:
Net asset value per share ($817,989,907 ÷ 74,275,739 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.01
Offering price per share	$11.01
Redemption proceeds per share	$11.01
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Interest (including income on securities loaned of $161,589)			$146,735,575
Dividends (including $99,719,821 received from affiliated holdings (Note 5))			99,867,223
Investment income allocated from affiliated partnership (Note 5)			9,450,709
TOTAL INCOME			256,053,507
Expenses:
Investment adviser fee (Note 5)		$20,161,545
Administrative fee (Note 5)		5,244,381
Custodian fees		242,022
Transfer agent fee (Note 2)		4,878,950
Directors'/Trustees' fees (Note 5)		42,892
Auditing fees		27,900
Legal fees		7,247
Portfolio accounting fees		285,661
Distribution services fee (Note 5)		6,467,670
Shareholder services fee (Note 5)		4,755,083
Account administration fee (Note 2)		175,929
Share registration costs		152,739
Printing and postage		375,160
Insurance premiums (Note 5)		16,618
Taxes		569,892
Miscellaneous (Note 5)		35,233
TOTAL EXPENSES		43,438,922
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,177,357)
Waiver of distribution services fee (Note 5)	(2,009,736)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(3,167,004)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,354,097)
Net expenses			34,084,825
Net investment income			$221,968,682
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $19,507,552 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions	$20,671,485
Net realized gain on futures contracts	10,963,956
Net realized loss on swap contracts	(17,854,424)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(474,464)
Realized gain distribution from affiliated investment company shares (Note 5)	4,422,951
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(311,295,513)
Net change in unrealized depreciation of futures contracts	(2,634,367)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(296,200,376)
Change in net assets resulting from operations	$(74,231,694)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$221,968,682	$278,409,947
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	17,729,504	105,911,091
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(313,929,880)	200,383,923
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(74,231,694)	584,704,961
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(23,187,115)	(52,616,103)
Class B Shares	(831,741)	(986,559)
Class C Shares	(3,768,256)	(4,704,341)
Class R Shares	(2,524,952)	(2,931,256)
Institutional Shares	(157,757,555)	(163,406,333)
Service Shares	(31,336,319)	(48,438,964)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(13,470,076)	(19,896,763)
Class B Shares	(559,280)	(298,814)
Class C Shares	(2,609,195)	(1,451,669)
Class R Shares	(1,409,554)	(824,144)
Institutional Shares	(71,128,677)	(32,364,066)
Service Shares	(16,423,724)	(12,101,897)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(325,006,444)	$(340,020,909)
Annual Shareholder Report

Statement of Changes in Net Assets–continued
Year Ended November 30	2013	2012
Share Transactions:
Proceeds from sale of shares	$1,963,420,485	$2,851,548,014
Proceeds from shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	19,397,824	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	72,634,035
Net asset value of shares issued to shareholders in payment of distributions declared	253,028,560	254,245,275
Cost of shares redeemed	(3,861,598,276)	(4,168,194,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,625,751,407)	(989,766,985)
Change in net assets	(2,024,989,545)	(745,082,933)
Net Assets:
Beginning of period	7,566,796,579	8,311,879,512
End of period (including undistributed net investment income of $5,672,099 and $5,090,163, respectively)	$5,541,807,034	$7,566,796,579
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide total return.
On April 26, 2013, the Fund acquired all of the net assets of Chemung Canal First Fixed Income Fund (“First Fixed Income Fund”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from First Fixed Income Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2013, are as follows:
Net investment income*	$222,167,531
Net realized and unrealized loss on investments	$(296,140,858)
Net decrease in net assets resulting from operations	$(73,973,327)
*	Net investment income includes $32,793 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the First Fixed Income Fund that have been included in the Fund's Statement of Operations as of November 30, 2013.
For every one share of First Fixed Income Fund exchanged, a shareholder received 1.542 shares of the Fund's Institutional Shares.
Annual Shareholder Report

The Fund received net assets from the First Fixed Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	First Fixed Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,695,614	$19,397,824	$986,045	$7,583,379,215	$7,602,777,039
1	Unrealized Appreciation is included in the First Fixed Income Fund Net Assets Received amount shown above.

On September 21, 2012, the Fund acquired all of the net assets of Performance Intermediate Term Income Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2012, were as follows:
Net investment income*	$280,445,878
Net realized and unrealized gain on investments	$306,621,791
Net increase in net assets resulting from operations	$587,067,669
*	Net investment income includes $442,324 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes as of November 30, 2012.
For every one share of Performance Intermediate Term Income Fund Class A Shares exchanged, a shareholder received 0.971 shares of Federated Total Return Bond Fund Class A Shares.
For every one share of Performance Intermediate Term Income Fund Institutional Class Shares exchanged, a shareholder received 0.972 shares of Federated Total Return Bond Fund Service Shares.
Annual Shareholder Report

The Fund received net assets from Performance Intermediate Term Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Intermediate Term Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,261,531	$72,634,035	$8,584,490	$7,354,302,078	$7,426,936,113
1	Unrealized Appreciation is included in the Performance Intermediate Term Income Fund Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core
Annual Shareholder Report

Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended November 30, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$918,009	$(398,931)	$16,075
Class B Shares	52,408	(12,039)	—
Class C Shares	162,307	—	6,202
Class R Shares	188,728	—	—
Institutional Shares	2,916,407	(2,327,676)	—
Service Shares	641,091	(428,358)	153,652
TOTAL	$4,878,950	$(3,167,004)	$175,929
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage various risks including country, duration, individual security, market, sector and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At November 30, 2013, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $207,538,462. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency, duration, individual security, market, sector and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,724,778,612 and $86,884,448, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage country, currency, individual security, market and sector risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $437,561 and $571,721, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2013, the Fund had securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$3,177,625	$3,274,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,265,856
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.711%, 1/28/2027	2/4/1998	$11,278	$1,125
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2013, the Fund had no outstanding purchased option contracts.
The average notional amount of purchased options held by the Fund throughout the period was $89,673. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(2,634,367)*	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$879,477	Unrealized depreciation on foreign exchange contracts	$1,174,310
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,754,890)		$1,174,310
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Option Contracts	Total
Interest rate contracts	$—	$10,963,956	$—	$—	$10,963,956
Foreign exchange contracts	—	—	2,777,830	(503,923)	2,273,907
Credit contracts	(17,854,424)	—	—	—	(17,854,424)
TOTAL	$(17,854,424)	$10,963,956	$2,777,830	$(503,923)	$(4,616,561)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(2,634,367)	$—	$(2,634,367)
Foreign exchange contracts	—	(294,833)	(294,833)
TOTAL	$(2,634,367)	$(294,833)	$(2,929,200)
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,992,360	$123,545,879	44,375,372	$507,281,287
Shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	—	698,017	8,096,999
Shares issued to shareholders in payment of distributions declared	3,107,499	35,059,341	6,201,195	70,677,193
Shares redeemed	(41,394,901)	(461,968,394)	(182,826,174)	(2,091,642,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(27,295,042)	$(303,363,174)	(131,551,590)	$(1,505,586,708)
Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	307,935	$3,472,602	840,519	$9,636,960
Shares issued to shareholders in payment of distributions declared	108,204	1,221,022	96,763	1,106,548
Shares redeemed	(1,169,913)	(13,061,356)	(764,966)	(8,765,915)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(753,774)	$(8,367,732)	172,316	$1,977,593
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,092,251	$23,677,514	5,074,176	$58,176,536
Shares issued to shareholders in payment of distributions declared	488,674	5,516,966	445,262	5,090,200
Shares redeemed	(7,019,090)	(78,368,832)	(5,194,426)	(59,471,166)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,438,165)	$(49,174,352)	325,012	$3,795,570
Year Ended November 30	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,593,971	$29,219,449	3,298,328	$37,814,188
Shares issued to shareholders in payment of distributions declared	321,103	3,620,823	303,696	3,473,423
Shares redeemed	(4,981,093)	(55,413,538)	(4,083,551)	(46,809,705)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(2,066,019)	$(22,573,266)	(481,527)	$(5,522,094)
Annual Shareholder Report

Year Ended November 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	141,360,813	$1,593,672,186	162,038,702	$1,859,483,779
Shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	1,695,614	19,397,824	—	—
Shares issued to shareholders in payment of distributions declared	14,862,154	167,616,170	10,654,104	122,222,639
Shares redeemed	(242,076,088)	(2,706,246,386)	(86,374,481)	(991,073,959)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(84,157,507)	$(925,560,206)	86,318,325	$990,632,459
Year Ended November 30	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,849,426	$189,832,855	33,079,897	$379,155,264
Shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	—	5,563,514	64,537,036
Shares issued to shareholders in payment of distributions declared	3,547,051	39,994,238	4,519,002	51,675,272
Shares redeemed	(48,798,179)	(546,539,770)	(84,366,469)	(970,431,377)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(28,401,702)	$(316,712,677)	(41,204,056)	$(475,063,805)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(147,112,209)	$(1,625,751,407)	(86,421,520)	$(989,766,985)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for short-term capital gain distributions from regulated investment companies, discount accretion/premium amortization on debt securities, swap income reclasses, allocated income from partnerships, foreign currency transactions and equalization of share redemptions.
Annual Shareholder Report

For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,421,000	$(1,980,808)	$559,808
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$233,581,944	$301,221,004
Long-term capital gains	$91,424,500	$38,799,905
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$5,672,099
Undistributed long-term capital gains	$23,007,030
Net unrealized appreciation	$200,982,994
Straddle loss deferrals	$(1,888,741)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.
At November 30, 2013, the cost of investments for federal tax purposes was $5,318,877,009. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; c) futures contracts; and d) written options was $200,984,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $254,742,969 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,758,767.
As of November 30, 2013, for federal income tax purposes, the Fund had $1,888,741 in straddle loss deferrals.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the Adviser voluntarily waived $4,086,689 of its fee and reimbursed $3,167,004 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,018,069	$—
Class B Shares	268,184	—
Class C Shares	1,208,346	—
Class R Shares	460,900	—
Service Shares	2,512,171	(2,009,736)
TOTAL	$6,467,670	$(2,009,736)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2013, FSC retained $2,809,735 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $77,258 in sales charges from the sale of Class A Shares. FSC also retained $5,717 of CDSC relating to redemptions of Class A Shares, $67,946 relating to redemptions of Class B Shares and $26,803 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,992,569
Class B Shares	89,395
Class C Shares	396,580
Service Shares	2,276,539
TOTAL	$4,755,083
For the year ended November 30, 2013, FSSC received $40,509 of fees paid by the Fund.
Annual Shareholder Report

Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.91%, 1.46%, 1.46%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1,2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended November 30, 2013, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act amounted to $27,130,406.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $90,668. Transactions involving the affiliated holdings during the year ended November 30, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	4,576,470	—	188,782,707	48,831,077
Purchases/Additions	1,220,390	2,982,985	14,271,285	1,657,760,266
Sales/Reductions	(1,098,765)	—	(80,452,072)	(1,691,057,480)
Balance of Shares Held 11/30/2013	4,698,095	2,982,985	122,601,920	15,533,863
Value	$155,959,823	$30,575,592	$1,202,724,838	$15,533,863
Dividend Income/Allocated Investment Income	$9,450,709	$510,951	$43,553,520	$87,884
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$(474,464)	$—	$—	$—
	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	16,403,204	91,318,830	$349,912,288
Purchases/Additions	8,980,226	594,306	1,685,809,458
Sales/Reductions	—	(56,604)	(1,772,664,921)
Balance of Shares Held 11/30/2013	25,383,430	91,856,532	263,056,825
Value	$247,234,610	$613,601,633	$2,265,630,359
Dividend Income/Allocated Investment Income	$9,254,180	$46,313,286	$109,170,530
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$453,006	$3,969,945	$3,948,487
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included
Annual Shareholder Report

within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio because the Fund invested in 78.3% of MBCORE's net assets at November 30, 2013. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013, were as follows:
Purchases	$1,025,648,527
Sales	$1,623,792,742
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2013, the amount of long-term capital gains designated by the Fund was $92,845,500.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$995.60	$4.50
Class B Shares	$1,000	$992.80	$7.24
Class C Shares	$1,000	$992.90	$7.24
Class R Shares	$1,000	$994.90	$5.15
Institutional Shares	$1,000	$998.30	$1.75
Service Shares	$1,000	$996.80	$3.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,017.80	$7.33
Class C Shares	$1,000	$1,017.80	$7.33
Class R Shares	$1,000	$1,019.90	$5.22
Institutional Shares	$1,000	$1,023.31	$1.78
Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.45%
Class R Shares	1.03%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
Federated Mortgage Core Portfolio's (the “Fund”) total return, based on net asset value, for the 12-month reporting period ended December 31, 2012, was 3.14%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 2.59%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BMBS.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BMBS were: (a) sector allocation; and (b) duration.2
MARKET OVERVIEW
Economic performance was steady during the 12-month reporting period as policy makers and legislators continued to grapple with the after-effects of the financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies and governments struggled to address short- and long-term deficit and entitlement problems.
Both the European Central Bank (ECB) and the Federal Reserve (the Fed) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities (MBS) in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction Program reduced investor concern over financial stability as well as the euro currency. The Fed's latest QE program included open-ended purchases of MBS, however, investors were left to ponder plan longevity. These unprecedented tactics reflected deep-seated concern on the part of central bankers across the globe over the pace of economic expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
U.S. economic growth averaged approximately 2% as home and auto sales improved. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by home affordability, steady job growth, stronger consumer balance sheets and higher household net worth. Unfortunately, political debate over the fiscal cliff overshadowed the improving economy. Businesses, investors and financial markets faced the uncertainty of a political resolution for automatic spending cuts and tax increases scheduled for the outset of 2013 (i.e., the “fiscal cliff”). Although the worst case scenario was averted, long-term agreements to address the spending and revenue gap remained elusive.
The low rate environment resulted in strong demand for non-government fixed-income investments offering incrementally greater yield. High-yield, corporate debt, commercial MBS (CMBS) and various non-government sectors were the beneficiaries of such demand. As a result, all of these sectors
Annual Shareholder Report

outperformed similar duration U.S. Treasury securities. While Treasury yields displayed significant intra-period volatility, the year-over-year change was small. For example, the 10-year Treasury yield moved in a nearly 100 basis point range during the period, however, the 12-month change was a small decline of 12 basis points to 1.76%.3
SECTOR ALLOCATION
The main sector investment themes involved non-agency and Ginnie Mae MBS. Although non-agency mortgage securities comprised slightly less than 5% of portfolio assets during the period, the sector posted returns which far exceeded those of the agency sector. The relatively small allocation made a meaningful contribution to Fund performance.
Owing to Fund Management's views on relative value, Ginnie Mae-issued mortgage securities were underweighted in favor of conventional mortgage securities issued by Fannie Mae and Freddie Mac. Conventional MBS performance topped that of Ginnie Maes during the reporting period. Overall, sector allocation proved beneficial to Fund performance.
DURATION
Although interest rates were little changed when measured on a year-over-year basis, yields gyrated in a wide range intra-year. During a significant portion of the period, portfolio positioning incorporated the expectation for higher interest rates which was expressed with below-benchmark duration. Unfortunately, the strategy was not successful, and the interest rate strategy slightly detracted from Fund performance.
1	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2002 to December 31, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2
Average Annual Total Returns for the Period Ended 12/31/2012
1 Year	3.14%
5 Years	5.19%
10 Years	4.88%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2012
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.5%
Non-Agency Mortgage-Backed Securities	5.3%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Repurchase Agreements—Collateral[5]	9.2%
Other Assets and Liabilities—Net[6]	(10.5)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Dollar-Roll Collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2012
Principal Amount			Value
		Collateralized Mortgage Obligations—5.3%
		Non-Agency Mortgage—5.3%
$2,123,763		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	$2,121,820
3,632,183		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,564,230
6,460,354		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,261,383
2,267,037		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,996,434
25,888,108	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	26,725,586
5,556,831		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,298,460
2,377,658		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,084,103
5,493,434		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	5,591,245
13,345,629		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	13,704,948
17,847,851		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	18,365,735
24,666,150		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	24,539,257
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,171,272
8,862,859		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,294,273
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $129,967,131)	130,718,746
		Mortgage-Backed Securities—92.5%
		Federal Home Loan Mortgage Corporation—22.1%
60,491,319		3.500%, 8/1/2025 - 7/1/2042	64,354,343
68,719,437		4.000%, 2/1/2020 - 2/1/2042	73,025,323
189,897,733		4.500%, 6/1/2019 - 8/1/2041	203,538,694
114,156,197		5.000%, 7/1/2019 - 5/1/2041	123,129,823
64,112,685		5.500%, 3/1/2021 - 5/1/2040	69,289,087
4,189,566		6.000%, 5/1/2014 - 9/1/2037	4,562,415
6,582,441		6.500%, 7/1/2014 - 4/1/2038	7,290,596
1,459,640		7.000%, 10/1/2020 - 9/1/2037	1,670,940
333,078		7.500%, 8/1/2029 - 5/1/2031	388,941
378,695		8.000%, 3/1/2030 - 3/1/2031	446,456
9,046		8.500%, 9/1/2025	10,745
Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal Home Loan Mortgage Corporation—continued
$434		9.500%, 4/1/2021	$473
		TOTAL	547,707,836
		Federal National Mortgage Association—56.0%
46,774,908	[3]	2.500%, 8/1/2027 - 1/1/2028	48,964,821
286,672,125	[3]	3.000%, 6/1/2027 - 1/1/2043	302,242,977
307,796,228	[3]	3.500%, 11/1/2025 - 1/1/2043	328,643,990
282,798,786		4.000%, 7/1/2025 - 12/1/2042	305,392,153
176,228,320		4.500%, 12/1/2019 - 1/1/2042	191,218,927
59,294,121		5.000%, 5/1/2023 - 10/1/2041	64,387,596
73,828,238		5.500%, 9/1/2014 - 7/1/2041	80,367,801
46,152,271		6.000%, 12/1/2013 - 9/1/2039	50,587,027
9,959,155		6.500%, 8/1/2014 - 10/1/2038	11,121,403
4,819,532		7.000%, 3/1/2015 - 6/1/2037	5,508,935
497,280		7.500%, 4/1/2015 - 6/1/2033	580,835
106,078		8.000%, 7/1/2023 - 3/1/2031	124,913
4,359		9.000%, 11/1/2021 - 6/1/2025	4,899
		TOTAL	1,389,146,277
		Government National Mortgage Association—14.4%
16,500,000	[3]	3.000%, 1/20/2043 - 2/1/2043	17,531,099
107,359,432	[3]	3.500%, 11/20/2041 - 2/1/2043	116,614,978
69,202,006		4.000%, 7/20/2040 - 10/20/2041	75,936,774
55,822,562		4.500%, 10/15/2039 - 9/20/2041	61,296,821
60,292,663		5.000%, 1/15/2039 - 7/15/2040	66,125,563
10,252,746		5.500%, 12/15/2038 - 2/15/2039	11,261,442
5,370,834		6.000%, 10/15/2028 - 3/15/2040	6,022,248
539,216		6.500%, 10/15/2028 - 2/15/2032	615,405
853,922		7.000%, 11/15/2027 - 12/15/2031	990,085
386,977		7.500%, 4/15/2029 - 1/15/2031	453,821
430,303		8.000%, 1/15/2022 - 11/15/2030	508,640
43,188		8.500%, 3/15/2022 - 9/15/2029	50,312
1,606		9.500%, 10/15/2020	1,793
51,515		12.000%, 4/15/2015 - 6/15/2015	55,105
		TOTAL	357,464,086
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,236,992,323)	2,294,318,199
Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—12.7%
$117,508,000	[4,5]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 12/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,036,667 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $255,028,640.	$117,508,000
8,356,000	[4,5]	Repurchase agreement 0.19%, dated 12/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,357,323 on 1/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2039 and the market value of those underlying securities was $8,586,296.	8,356,000
151,291,000	[4]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	151,291,000
38,355,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	38,355,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	315,510,000
		TOTAL INVESTMENTS—110.5% (IDENTIFIED COST $2,682,469,454)[6]	2,740,546,945
		OTHER ASSETS AND LIABILITIES - NET—(10.5)%[7]	(260,242,438)
		TOTAL NET ASSETS—100%	$2,480,304,507
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Note 10-Year Short Futures	500	$66,390,625	March 2013	$135,594
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $38,896,858, which represented 1.6% of total net assets.
Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, this liquid restricted security amounted to $26,725,586, which represented 1.1% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,672,069,592.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2012.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$130,718,746	$—	$130,718,746
Mortgage-Backed Securities	—	2,294,318,199	—	2,294,318,199
Repurchase Agreements	—	315,510,000	—	315,510,000
TOTAL SECURITIES	$—	$2,740,546,945	$—	$2,740,546,945
OTHER FINANCIAL INSTRUMENTS*	$135,594	$—	$—	$135,594
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Income From Investment Operations:
Net investment income	0.26[1]	0.33[1]	0.44[1]	0.53	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.21	0.06	0.16	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.54	0.50	0.69	0.51
Less Distributions:
Distributions from net investment income	(0.32)	(0.40)	(0.49)	(0.53)	(0.55)
Net Asset Value, End of Period	$10.20	$10.20	$10.06	$10.05	$9.89
Total Return[2]	3.14%	5.45%	5.04%	7.09%	5.28%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.59%	3.25%	4.37%	4.86%	5.22%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,480,305	$3,165,802	$1,959,812	$2,034,884	$1,918,613
Portfolio turnover	257%	226%	176%	156%	186%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	71%	52%	60%	50%	43%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2012
Assets:
Investment in repurchase agreements	$315,510,000
Investment in securities	2,425,036,945
Total investment in securities, at value (identified cost $2,682,469,454)		$2,740,546,945
Cash		630
Restricted cash (Note 2)		550,000
Income receivable		7,411,532
Receivable for daily variation margin		85,937
Other assets		240,311
TOTAL ASSETS		2,748,835,355
Liabilities:
Payable to adviser (Note 5)	2,526
Payable for investments purchased	263,819,611
Payable for shares redeemed	100,000
Income distribution payable	4,498,562
Payable for Directors'/Trustees' fees	578
Accrued expenses	109,571
TOTAL LIABILITIES		268,530,848
Net assets for 243,123,482 shares outstanding		$2,480,304,507
Net Assets Consist of:
Paid-in capital		$2,422,723,085
Net unrealized appreciation of investments and futures contracts		57,436,208
Accumulated net realized loss on investments and futures contracts		(236,463)
Undistributed net investment income		381,677
TOTAL NET ASSETS		$2,480,304,507
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,480,304,507 ÷ 243,123,482 shares outstanding, no par value, unlimited shares authorized		$10.20
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2012
Investment Income:
Interest			$70,250,854
Expenses:
Administrative fee (Note 5)		$1,450,274
Custodian fees		118,577
Transfer and dividend disbursing agent fees and expenses		221,742
Directors'/Trustees' fees		20,561
Auditing fees		27,400
Legal fees		8,257
Portfolio accounting fees		223,528
Printing and postage		7,850
Insurance premiums		8,793
Miscellaneous		2,673
TOTAL EXPENSES		2,089,655
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,450,274)
Reimbursement of other operating expenses	(639,381)
TOTAL WAIVER AND REIMBURSEMENT		(2,089,655)
Net expenses			—
Net investment income			70,250,854
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			46,836,531
Net realized loss on futures contracts			(5,482,471)
Net change in unrealized appreciation of investments			(27,139,471)
Net change in unrealized appreciation of futures contracts			135,594
Net realized and unrealized gain on investments and futures contracts			14,350,183
Change in net assets resulting from operations			$84,601,037
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,250,854	$77,968,625
Net realized gain on investments and futures contracts	41,354,060	31,889,919
Net change in unrealized appreciation/depreciation of investments and futures contracts	(27,003,877)	24,516,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,601,037	134,374,808
Distributions to Shareholders:
Distributions from net investment income	(84,374,056)	(93,323,414)
Share Transactions:
Proceeds from sale of shares	557,691,450	1,336,805,144
Net asset value of shares issued to shareholders in payment of distributions declared	8,552,594	10,532,038
Cost of shares redeemed	(1,251,968,506)	(182,398,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(685,724,462)	1,164,938,206
Change in net assets	(685,497,481)	1,205,989,600
Net Assets:
Beginning of period	3,165,801,988	1,959,812,388
End of period (including undistributed net investment income of $381,677 and $352,672, respectively)	$2,480,304,507	$3,165,801,988
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2012
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $114,096,394. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,171,272
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$135,594*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(5,482,471)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$135,594
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	54,486,795	132,500,999
Shares issued to shareholders in payment of distributions declared	836,327	1,040,560
Shares redeemed	(122,554,078)	(18,079,376)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(67,230,956)	115,462,183
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$14,152,207	$(14,152,207)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$84,374,056	$93,323,414
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$381,677
Net unrealized appreciation	$68,477,353
Capital loss carryforwards	$(11,277,608)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is primarily attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.
At December 31, 2012, the cost of investments for federal tax purposes was $2,672,069,592. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $68,477,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,978,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,501,111.
Annual Shareholder Report

At December 31, 2012, the Fund had a capital loss carryforward of $11,277,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $30,713,842 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2012, the Adviser voluntarily reimbursed $639,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2012, FAS waived its entire fee of $1,450,274. Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$98,236,018
Sales	$43,083,825
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–Federated Mortgage Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,014.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Total Return Series, Inc. (the “Corporation”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 820,585,419.265 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	682,678,947.007	6,010,121.009
Maureen Lally-Green	682,887,310.423	5,801,757.593
Thomas M. O'Neill	682,858,509.433	5,830,557.583
P. Jerome Richey	682,564,803.719	6,124,263.297
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board) and John S. Walsh.

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Officer since: March 2013 Portfolio Manager since: September 1996	Principal Occupations: Donald T. Ellenberger has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. from Stanford University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
28142 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $86,300

Fiscal year ended 2012 - $82,900

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $36

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,579 respectively. Fiscal year ended 2012- Audit consent fees for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,

Fiscal year ended 2013 - $115,031

Fiscal year ended 2012 - $307,489

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014